PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 165,992	$ 153,019
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	74,096	76,414
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,237	44,538
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,607	4,283
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,219	12,431
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,370	7,144
Renewable Power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,544	$ 4,507